Cost of improvements to concession assets (Tables)	12 Months Ended
Dec. 31, 2024
Cost Of Improvements To Concession Assets [Abstract]
Summary of Cost of Improvements to Concession Assets

Cost of improvements to concession assets are comprised of the following as of December 31, 2022, 2023 and 2024:

	2022		2023		2024
Cost of improvements to concession assets	Ps.	4,846,404	Ps.	7,791,320	Ps.	6,832,541